John Hancock
California Municipal Bond Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.4%				$516,623,875
(Cost $511,369,703)
Alaska 0.1%				671,805
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	750,000	671,805
California 94.4%				485,586,854
ABC Unified School District Election of 2018, Series C, GO	5.000	08-01-43	2,085,000	2,361,147
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,452,769
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,074,321
Alvord Unified School District Election of 2007, Series B, GO (A)(B)	4.061	08-01-36	6,000,000	3,782,665
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	1,750,000	1,909,241
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,150,000	2,304,198
Antelope Valley Community College District Election of 2016, Series B, GO	4.000	08-01-45	65,000	65,329
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.367	08-01-38	1,000,000	558,764
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.684	08-01-48	1,000,000	336,952
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.694	08-01-49	1,000,000	320,935
Antelope Valley Community College District Election of 2016, Series D, GO (B)	4.701	02-01-50	1,000,000	312,954
Antelope Valley Community College District, GO (C)	5.000	08-01-43	1,785,000	1,881,038
Antelope Valley Community College District, GO (C)	5.000	08-01-44	1,285,000	1,346,890
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.125	07-01-41	850,000	849,686
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (A)	4.250	07-01-43	535,000	531,811
Burlingame School District Election of 2020, Series B, GO	5.000	08-01-52	3,460,000	3,754,504
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,305,000	1,319,487
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	2,250,000	2,423,724
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	4,900,000	5,214,588
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	1,040,000	1,049,992
California Community Choice Financing Authority Clean Energy Project, Series D	5.000	02-01-55	4,000,000	4,355,786
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,069,304
California Community Choice Financing Authority Clean Energy Project, Series G	5.000	11-01-55	1,700,000	1,808,486
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	2,000,000	2,203,604
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,592,642
California Community College Financing Authority Napa Valley College Project, Series A (D)	5.750	07-01-60	1,000,000	949,523
California Community Housing Agency Aster Apartments, Series A-1 (D)	4.000	02-01-56	550,000	483,724
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	480,000	$480,891
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,500,067
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	929,394
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,175,000	1,175,273
California County Tobacco Securitization Agency Series A	5.000	06-01-29	400,000	425,622
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	1,295,000	1,529,133
California Educational Facilities Authority Stanford University, Series V-2	5.000	04-01-51	3,305,000	3,903,582
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	1,000,000	1,074,197
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-40	430,000	434,542
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-50	350,000	351,281
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (D)	5.000	07-01-55	240,000	240,404
California Enterprise Development Authority Castilleja School Foundation Project	4.000	06-01-54	1,250,000	1,190,674
California Enterprise Development Authority Castilleja School Foundation Project	5.000	06-01-49	755,000	823,696
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	265,000	253,968
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	445,000	424,792
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-37	100,000	114,875
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-38	125,000	142,509
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-39	100,000	113,093
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-40	150,000	168,584
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-41	125,000	139,280
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	380,000	421,136
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-43	85,000	93,622
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	500,000	538,772
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,038,082
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-54	625,000	637,967
California Enterprise Development Authority The Rocklin Academy Project (D)	5.000	06-01-64	2,000,000	2,029,041
California Health Facilities Financing Authority Adventist Health System, Series A	4.000	03-01-39	875,000	876,401
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	12-01-36	1,500,000	1,649,864
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-42	1,000,000	1,090,444
California Health Facilities Financing Authority Adventist Health System, Series A	5.250	12-01-43	925,000	999,741
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,050,000	$1,033,201
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	440,000	467,099
California Health Facilities Financing Authority Children’s Hospital of Orange County, Series A	5.000	11-01-54	1,030,000	1,122,029
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-37	15,000	15,324
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	575,000	578,975
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	750,000	756,797
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,550,000	1,569,167
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-45	1,000,000	962,008
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-40	850,000	954,569
California Health Facilities Financing Authority Commonspirit Health, Series A	5.000	12-01-54	1,000,000	1,061,324
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,025,569
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,454,286
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	750,000	791,014
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	750,000	783,803
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-58	1,000,000	1,038,104
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	700,000	707,880
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,490,000	1,470,695
California Housing Finance Agency Series A	4.250	01-15-35	913,221	941,153
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-41	1,000,000	1,029,636
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	5.000	11-01-40	300,000	344,117
California Infrastructure & Economic Development Bank Adventist Health Energy Project, Series A	5.250	07-01-54	2,770,000	2,899,698
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (D)	9.500	01-01-65	6,500,000	6,593,406
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	1,700,000	1,701,725
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,190,000	1,151,132
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	957,508
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	600,000	603,388
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-45	305,000	292,969
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	420,000	405,543
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-38	500,000	552,427
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-39	660,000	724,312
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-40	535,000	$584,665
California Municipal Finance Authority California Obligated Group Project, Series A	5.000	04-01-44	1,415,000	1,523,045
California Municipal Finance Authority Caritas Project, Series A	4.000	08-15-44	775,000	736,538
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-54	1,000,000	1,045,397
California Municipal Finance Authority Caritas Project, Series A	5.000	08-15-59	1,445,000	1,500,257
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	831,955
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	700,000	725,446
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,504,038
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	523,993
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-54	750,000	771,761
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-47	2,500,000	2,527,350
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-40	1,000,000	1,081,227
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.000	11-15-44	1,250,000	1,325,261
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-46	2,030,000	1,921,906
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	377,515
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,010,953
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	771,574
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-36	25,000	25,311
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	1,445,000	1,446,319
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,558,179
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	590,000	635,887
California Municipal Finance Authority Series B	5.000	09-01-54	1,000,000	1,030,975
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.000	05-01-34	270,000	279,638
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.500	05-01-44	275,000	282,496
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.750	05-01-54	390,000	401,136
California Municipal Finance Authority St. Mary’s School-Aliso Viejo, Series A (D)	5.875	05-01-59	395,000	407,748
California Municipal Finance Authority Stream Charter School Project, Series A (D)	5.000	06-15-41	925,000	903,709
California Municipal Finance Authority Turning Point Schools (D)	5.000	06-01-34	450,000	463,191
California Municipal Finance Authority Turning Point Schools (D)	5.500	06-01-54	1,250,000	1,246,618
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,600,000	1,597,868
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.000	06-15-34	500,000	$531,364
California Municipal Finance Authority Westside Neighborhood School Project (D)	5.500	06-15-39	600,000	645,589
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.200	06-15-54	550,000	593,453
California Municipal Finance Authority Westside Neighborhood School Project (D)	6.375	06-15-64	2,000,000	2,170,950
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,010,354
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (D)	5.000	07-01-37	1,500,000	1,617,798
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	07-01-39	2,000,000	2,069,518
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (D)	5.000	11-21-45	3,000,000	3,065,280
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,678,601
California Public Finance Authority Enso Village Project, Series A (D)	5.000	11-15-51	1,125,000	1,076,774
California Public Finance Authority Hazelden Betty Ford Foundation Project, Series A	5.000	11-01-54	1,250,000	1,311,943
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	1,000,000	1,000,909
California Public Finance Authority PIH Health, Series A	5.000	06-01-39	500,000	557,790
California Public Finance Authority Sharp Healthcare, Series A	5.000	08-01-47	910,000	938,749
California Public Finance Authority The James, Series A (D)	5.700	06-01-34	500,000	502,849
California Public Finance Authority The James, Series A (D)	6.375	06-01-59	2,500,000	2,421,347
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-44	685,000	637,045
California Public Finance Authority Trinity Classical Academy, Series A (D)	5.000	07-01-54	1,000,000	889,913
California School Finance Authority Aspire Public Schools (D)	5.000	08-01-41	1,375,000	1,375,417
California School Finance Authority Camino Nuevo Charter Academy (D)	5.000	06-01-43	820,000	830,812
California School Finance Authority Granada Hills Charter High School Obligated Group (D)	5.000	07-01-43	750,000	753,465
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (D)	5.000	07-01-54	525,000	536,176
California School Finance Authority Granada Hills Charter High School Obligated Group, Series A (D)	5.000	07-01-64	1,000,000	1,014,636
California School Finance Authority Hawking Steam Charter School (D)	5.250	07-01-52	500,000	509,750
California School Finance Authority Integrity Charter School Project (D)	5.500	07-01-54	1,150,000	1,155,451
California School Finance Authority Integrity Charter School Project (D)	5.600	07-01-64	1,000,000	1,004,714
California School Finance Authority John Adams Academies, Series A (D)	5.125	07-01-62	1,000,000	982,857
California School Finance Authority KIPP LA Project, Series A (D)	5.000	07-01-47	1,500,000	1,511,101
California School Finance Authority New Designs Charter School, Series A (D)	4.250	06-01-34	775,000	775,356
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-54	200,000	200,005
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority New Designs Charter School, Series A (D)	5.000	06-01-64	300,000	$294,936
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-41	1,000,000	921,922
California School Finance Authority Sonoma County Junior College Project, Series A (D)	4.000	11-01-55	580,000	483,219
California School Finance Authority Stem Preparatory School (D)	5.000	06-01-43	750,000	767,619
California School Finance Authority Value Schools, Series A (D)	5.250	07-01-48	500,000	514,278
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	1,006,349
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-39	800,000	924,928
California State Public Works Board May Lee State Office Complex, Series A	5.000	04-01-49	1,300,000	1,414,368
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,525,829
California State University Series A	3.000	11-01-52	575,000	443,032
California State University Series A	4.000	11-01-49	4,600,000	4,569,500
California State University Series A	5.250	11-01-48	1,000,000	1,116,509
California State University Series A	5.250	11-01-53	250,000	277,342
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,785,000	1,802,572
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,440,000	1,458,595
California Statewide Communities Development Authority Community Facilities District No. 2020-02	4.000	09-01-34	200,000	198,289
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,057,911
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,064,005
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-44	340,000	352,841
California Statewide Communities Development Authority Community Facilities District No. 2024-09	5.000	09-01-54	800,000	819,211
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	1,790,000	1,705,747
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	1,000,000	1,062,680
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	3.000	04-01-37	2,075,000	1,912,316
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	5.000	04-01-47	750,000	758,675
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-54	550,000	567,912
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	970,000	862,227
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	500,000	500,230
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	745,000	725,485
California Statewide Communities Development Authority John Muir Health, Series A	5.000	12-01-49	3,595,000	3,874,149
California Statewide Communities Development Authority John Muir Health, Series A	5.250	12-01-54	2,145,000	2,332,012
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	1,500,000	$1,510,885
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	946,591
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(D)	9.783	06-01-55	12,000,000	683,942
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	1,280,000	1,307,287
California Statewide Financing Authority Tobacco Settlement, Series A (B)	6.322	06-01-46	7,000,000	1,866,451
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,535,000	1,567,723
Campbell Union School District Series 2010-J and Series 2022-A, GO	4.000	08-01-48	825,000	833,592
Carlsbad Unified School District Election of 2018, Series C, GO	4.000	08-01-50	1,500,000	1,503,137
Carson Public Financing Authority Lease Revenue	5.000	06-01-44	925,000	1,011,031
Carson Public Financing Authority Lease Revenue	5.000	06-01-49	4,925,000	5,289,397
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,250,000	1,255,540
Chaffey Joint Union High School District Election of 2012, Series G, GO	5.250	08-01-52	2,000,000	2,183,370
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.782	08-01-36	250,000	162,594
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.172	08-01-40	400,000	211,008
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (D)	4.000	09-01-42	250,000	238,306
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (D)	5.000	09-01-52	900,000	893,563
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	400,000	439,555
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	765,208
City of Emeryville Election of 2018, Series B, GO	4.900	08-01-48	265,000	252,967
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	990,000	963,077
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	1,000,000	1,041,610
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	280,000	280,102
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	470,000	471,069
City of Long Beach Water Revenue	4.000	05-01-54	1,260,000	1,257,201
City of Long Beach Airport System Revenue Series C, AMT (A)	5.000	06-01-42	450,000	475,640
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	528,399
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	1,885,000	1,855,974
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	900,000	956,134
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,400,000	1,333,707
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,195,000	1,115,337
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	5.250	05-15-48	465,000	$479,771
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	950,000	696,537
City of Ontario Community Facilities District No. 56	5.250	09-01-43	900,000	963,204
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	785,390
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-44	1,000,000	1,043,827
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-53	525,000	540,180
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2 (C)	4.125	09-01-30	125,000	125,407
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2 (C)	5.000	09-01-35	200,000	211,231
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2 (C)	5.000	09-01-40	360,000	377,601
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2 (C)	5.000	09-01-45	560,000	572,131
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2 (C)	5.000	09-01-50	745,000	757,674
City of Rancho Cordova Community Facilities District 2021-1 Improvement Area No. 2 (C)	5.000	09-01-54	700,000	709,358
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,950,000	1,957,767
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	100,000	92,291
City of San Francisco Public Utilities Commission Water Revenue Local Water, Series C	4.000	11-01-50	1,000,000	992,823
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	2,000,000	2,226,737
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	1,105,000	1,178,870
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	567,722
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	610,854
City of Victorville Electric Revenue Series A	5.000	05-01-36	300,000	338,070
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,060,007
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,118,594
Coast Community College District Series F, GO	3.000	08-01-38	2,175,000	2,031,983
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,155,000	1,240,207
Contra Costa Water District Water Revenue	5.000	10-01-53	900,000	978,555
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	1,031,863
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (D)	3.250	04-01-57	1,300,000	979,274
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (D)	3.500	10-01-46	500,000	413,704
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (D)	4.000	10-01-56	1,000,000	798,207
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (D)	3.125	07-01-56	1,500,000	1,034,129
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (D)	3.000	03-01-57	1,700,000	$1,222,623
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (D)	4.000	08-01-56	1,175,000	1,044,676
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (D)	4.000	07-01-56	600,000	479,286
Del Mar Union School District Election of 2018, Series B, GO	4.000	08-01-46	750,000	758,593
Downey Unified School District Series C, GO	3.000	08-01-45	1,840,000	1,523,868
Duarte Unified School District Election of 2010, Series F, GO (A)(B)	4.577	08-01-45	4,645,000	1,837,636
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,035,000	1,047,932
El Dorado Irrigation District Certificates of Participation, Series A	4.000	03-01-50	1,000,000	991,417
El Monte Union High School District Election of 2018, Series C, GO	4.000	06-01-53	750,000	742,672
Encinitas Public Financing Authority	4.000	10-01-49	1,010,000	1,010,523
Encinitas Public Financing Authority	4.000	10-01-54	1,000,000	999,502
Encinitas Public Financing Authority	5.000	10-01-39	175,000	200,411
Encinitas Public Financing Authority	5.000	10-01-41	190,000	213,077
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,280,000	1,972,626
Fresno Unified School District Election of 2020, Series C, GO	4.000	08-01-49	1,250,000	1,241,779
Gavilan Joint Community College District Election of 2018, Series C, GO	4.000	08-01-50	2,000,000	1,982,616
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.249	06-01-66	15,650,000	1,838,686
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	2,500,000	2,592,681
Imperial Community College District Election of 2022, Series A, GO (A)	5.250	08-01-53	205,000	224,859
Imperial Community College District Election of 2022, Series B, GO (A)	5.000	08-01-54	1,000,000	1,084,878
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,290,000	1,200,804
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	779,749
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.684	06-01-36	6,300,000	3,009,254
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,750,000	1,751,989
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	448,101
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	635,028
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,041,521
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	1,332,817
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-42	200,000	202,673
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	550,000	544,953
La Mesa-Spring Valley School District Election of 2020, Series C, GO	4.000	08-01-48	1,835,000	1,830,241
Lake Tahoe Unified School District Election of 2008, GO (0.000% to 8-1-32, then 6.375% thereafter) (A)	0.000	08-01-45	155,000	132,200
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	$369,980
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,091,845
Long Beach Community College District Election of 2016, Series C, GO	4.000	08-01-45	15,000	15,002
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,380,000	1,301,313
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Measure R, Series A	5.000	06-01-38	1,000,000	1,178,206
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Measure R, Series A	5.000	06-01-39	1,000,000	1,172,777
Los Angeles County Public Works Financing Authority Series H	4.000	12-01-53	1,000,000	983,463
Los Angeles County Public Works Financing Authority Series H	5.250	12-01-53	3,000,000	3,342,230
Los Angeles Department of Water & Power Series C	5.000	07-01-42	2,500,000	2,727,792
Los Angeles Department of Water & Power Series C	5.000	07-01-51	2,000,000	2,082,710
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,049,480
Los Angeles Unified School District Series A, GO	5.000	07-01-34	2,185,000	2,601,798
Los Angeles Unified School District Series QRR, GO	5.250	07-01-47	2,500,000	2,771,270
Menlo Park City School District, GO	4.000	07-01-38	255,000	275,394
Menlo Park City School District, GO	4.000	07-01-39	300,000	321,505
Menlo Park City School District, GO	4.000	07-01-40	600,000	638,292
Menlo Park City School District, GO	4.000	07-01-41	1,000,000	1,056,042
Miracosta Community College District Certificates of Participation, 2023 School Financing Project	4.500	07-01-53	1,000,000	1,034,485
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,596,372
Moreno Valley Unified School District Election of 2014, Series D, GO (A)	4.000	08-01-45	1,000,000	1,006,696
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.566	08-01-45	3,010,000	1,193,351
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,893,156
Needles Unified School District Election of 2008, Series B, GO (0.00% to 8-1-33, then 7.450% thereafter) (A)	0.000	08-01-45	285,000	250,692
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,514,052
Northern California Energy Authority Commodity Supply Revenue	5.000	12-01-54	1,560,000	1,670,611
Oak Grove School District Election of 2022, Series A-2, GO	4.000	08-01-49	2,000,000	1,986,847
Oak Valley Hospital District Series A	4.000	11-01-36	25,000	18,825
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,195,000	1,270,634
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,593,490
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	514,122
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	700,000	746,954
Pacifica School District Series C, GO (A)(B)	3.160	08-01-26	1,000,000	956,146
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Palmdale Water District Public Financing Authority Series A (A)	4.000	10-01-49	2,500,000	$2,459,782
Palmdale Water District Public Financing Authority Series A (A)	4.125	10-01-50	1,000,000	1,000,177
Paradise Unified School District Election of 2018, Series D, GO	5.000	08-01-52	500,000	525,041
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.444	06-01-44	1,000,000	427,655
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.502	06-01-45	1,150,000	465,210
Pasadena Public Financing Authority Rose Bowl Renovation Project (B)	4.544	06-01-46	1,000,000	383,597
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-54	1,250,000	1,249,346
Port of Los Angeles Series 2, AMT	5.000	08-01-36	500,000	554,711
Port of Los Angeles Series 2, AMT	5.000	08-01-37	750,000	827,087
Port of Los Angeles Series 2, AMT	5.000	08-01-38	500,000	549,370
Poway Public Financing Authority Series A (A)	5.250	06-01-53	2,000,000	2,200,797
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,820,000	1,403,076
Rialto Public Financing Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,075,374
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	1,012,712
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	1,000,000	1,021,074
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	400,000	427,090
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	1,000,000	1,050,974
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-48	500,000	509,730
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-54	500,000	507,029
River Islands Public Financing Authority Lathrop Irrigation District (A)	4.000	09-01-35	1,125,000	1,170,263
Riverside County Public Financing Authority Redevelopment Project Area No.1, Series A (A)	5.000	10-01-37	500,000	579,688
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	2,035,000	2,001,165
Sacramento City Unified School District Measure H, Series B, GO (A)	4.000	08-01-54	1,000,000	973,063
Sacramento City Unified School District Series B, GO (A)	5.000	08-01-43	1,000,000	1,103,907
Sacramento Municipal Utility District Series H	4.000	08-15-45	650,000	653,639
Sacramento Municipal Utility District Series M	5.000	11-15-39	1,000,000	1,171,558
Sacramento Municipal Utility District Series M	5.000	11-15-54	1,000,000	1,090,535
Salinas Union High School District Series A, GO	4.000	08-01-47	1,200,000	1,197,593
Salinas Union High School District Series B, GO	4.000	08-01-49	1,200,000	1,182,940
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.222	08-01-33	2,000,000	1,525,301
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.564	08-01-44	1,530,000	$635,017
San Diego County Regional Airport Authority Series A	4.000	07-01-46	2,000,000	1,986,305
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,953,148
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	996,189
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-56	1,000,000	918,906
San Diego County Regional Airport Authority Series B, AMT	5.000	07-01-56	1,000,000	1,029,756
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-54	2,000,000	2,177,822
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.766	07-01-33	205,000	149,951
San Diego Unified School District Election of 2008, Series O-2, GO	5.000	07-01-54	2,000,000	2,191,232
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,484,453
San Diego Unified School District Election of 2012, Series ZR-5C, GO (C)	5.000	07-01-39	1,000,000	1,145,217
San Diego Unified School District Election of 2018, Series H-2, GO	4.000	07-01-45	2,780,000	2,809,110
San Diego Unified School District Election of 2022, Series A-3, GO	4.000	07-01-53	2,415,000	2,391,378
San Diego Unified School District Election of 2022, Series B-3, GO	4.000	07-01-54	950,000	938,191
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.000	08-01-37	2,810,000	2,885,939
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (E)	4.250	08-01-52	7,305,000	7,380,058
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,662,326
San Francisco City & County Airport Commission San Francisco International Airport, Series A, AMT	5.250	05-01-40	1,530,000	1,692,313
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	10,000	10,115
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	680,000	638,548
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,087,037
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,470,000	1,493,481
San Francisco City & County Airport Commission Series A, AMT	5.250	05-01-55	1,705,000	1,817,709
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	600,000	657,266
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	1,875,000	1,908,603
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,503,034
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,105,000	1,094,827
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	375,200
San Joaquin Hills Transportation Corridor Agency Series A (A)	4.000	01-15-50	1,000,000	976,082
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,500,000	1,670,885
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	3,000,000	$3,422,497
San Jose Evergreen Community College District Election of 2016, Series C, GO	4.000	09-01-43	1,000,000	1,020,176
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,085,877
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,618,634
San Mateo Foster City School District Election of 2020, Series B, GO	4.000	08-01-42	1,000,000	1,023,376
San Mateo Foster City School District Series B, GO	4.000	08-01-51	1,000,000	1,003,413
San Rafael City Elementary School District Election of 2022, Series B, GO	4.000	08-01-54	1,000,000	996,071
San Rafael City Elementary School District Election of 2022, Series B, GO	5.000	08-01-49	500,000	546,156
San Ysidro School District Series A, GO (A)	4.000	08-01-43	1,295,000	1,307,500
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	2,009,270
Santa Barbara Finance Authority Public Safety and Park Projects	4.000	05-15-54	1,000,000	984,234
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,091,452
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	1,011,713
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	875,481
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,435,438
Santa Monica Community College District Series B, GO	4.000	08-01-45	1,155,000	1,172,405
Santa Monica-Malibu Unified School District Election of 2018, Series B, GO	3.000	08-01-38	35,000	32,973
Savanna School District Election of 2008, Series B, GO (0.000% to 8-1-34, then 6.750% thereafter) (A)	0.000	02-01-52	3,670,000	3,125,212
Sebastopol Union School District Series B, GO	5.000	08-01-53	2,530,000	2,726,317
Shasta Union High School District Election of 2016, GO	4.000	08-01-50	1,500,000	1,486,962
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,045,542
Southern California Public Power Authority Southern Transmission System Renewal Project, Series 2024-1	5.000	07-01-53	1,750,000	1,853,127
State of California, GO	4.000	08-01-34	2,000,000	2,173,442
State of California, GO	4.000	09-01-52	1,000,000	1,000,195
State of California, GO	5.000	09-01-33	1,000,000	1,163,069
State of California, GO	5.000	09-01-41	6,000,000	6,809,120
Stockton Community Facilities District Imporvement Area No. 3, Westlake Villages	5.000	09-01-54	550,000	570,466
Stockton Unified School District, GO (A)	5.000	08-01-38	905,000	1,062,646
Stockton Unified School District, GO (A)	5.000	08-01-41	500,000	570,957
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,147,580
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1, Series A	5.000	09-01-54	665,000	686,115
The El Camino Community College District Fountation Election of 2012, Series E, GO	4.000	08-01-42	1,175,000	1,214,776
14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	$883,393
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	361,192
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	997,122
University of California Series AZ	5.000	05-15-48	1,500,000	1,554,267
University of California Series BK	5.000	05-15-52	1,720,000	1,851,393
University of California Series BM	5.000	05-15-39	1,000,000	1,132,633
University of California Series BV	5.000	05-15-43	1,000,000	1,116,454
University of California Series BV	5.000	05-15-44	500,000	554,926
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	1,345,000	1,319,598
Vista Unified School District Series B, GO (A)	4.250	08-01-44	1,500,000	1,537,655
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,103,809
West Contra Costa Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-54	1,000,000	986,439
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,760,541
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,008,376
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,107,255
Connecticut 0.2%				942,310
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	942,310
District of Columbia 0.4%				2,250,887
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.375	07-15-59	2,250,000	2,250,887
Florida 0.2%				943,092
Halifax Hospital Medical Center Daytona Beach	4.250	06-01-54	1,000,000	943,092
Indiana 0.2%				807,584
Kokomo Redevelopment Authority (A)	4.000	08-01-42	820,000	807,584
North Carolina 0.4%				2,273,230
County of Johnston Water & Sewer System Revenue	4.000	04-01-54	2,345,000	2,273,230
Ohio 0.9%				4,645,878
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,250,000	1,133,569
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,245,000	1,138,281
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	885,861
Port of Greater Cincinnati Development Authority Duke Energy Convention Center Project, Series B (A)	4.375	12-01-58	1,500,000	1,488,167
Puerto Rico 1.6%				8,015,625
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.480	11-01-43	4,391,429	2,761,111
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	2,500,000	$2,277,702
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.178	07-01-46	3,825,000	1,282,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.359	07-01-51	3,450,000	855,199
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	839,326
South Dakota 0.5%				2,706,116
South Dakota Health & Educational Facilities Authority Avera Health, Series A	4.000	07-01-44	2,810,000	2,706,116
Texas 1.1%				5,700,883
City of Pearland Series C, GO	4.250	09-01-54	2,000,000	1,974,656
Corpus Christi Independent School District, GO	4.000	08-15-54	1,000,000	953,559
New Caney Independent School District, GO	4.000	02-15-49	900,000	868,642
New Caney Independent School District, GO	4.000	02-15-54	1,000,000	954,428
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000	08-01-54	1,000,000	949,598
Virgin Islands 0.4%				2,079,611
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,079,611

	Shares	Value
Closed-end funds 0.4%		$2,059,050
(Cost $2,032,816)
Blackrock MuniHoldings California Quality Fund, Inc.	185,000	2,059,050

	Yield (%)	Shares	Value
Short-term investments 1.8%			$9,504,460
(Cost $9,503,642)
Short-term funds 1.8%
John Hancock Collateral Trust (F)	4.3522(G)	950,094	9,504,460
Total investments (Cost $522,906,161) 102.6%			$528,187,385
Other assets and liabilities, net (2.6%)			(13,570,630)
Total net assets 100.0%			$514,616,755

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,345,728 or 10.4% of the fund’s net assets as of 2-28-25.
(E)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-25.

16	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.4
Build America Mutual Assurance Company	4.6
California Mortgage Insurance	0.6
Assured Guaranty Corp.	0.5
National Public Finance Guarantee Corp.	0.2
TOTAL	12.3
The fund had the following sector composition as a percentage of total investments on 2-28-25:
General obligation bonds	26.5%
Revenue bonds	71.3%
Other revenue	17.7%
Health care	12.7%
Education	9.3%
Facilities	5.8%
Airport	4.9%
Water and sewer	4.6%
Housing	4.1%
Tobacco	3.9%
Development	3.2%
Utilities	3.1%
Transportation	2.0%
Closed-end funds	0.4%
Short-term investments	1.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$516,623,875	—	$516,623,875	—
Closed-end funds	2,059,050	$2,059,050	—	—
Short-term investments	9,504,460	9,504,460	—	—
Total investments in securities	$528,187,385	$11,563,510	$516,623,875	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	950,094	$3,328,510	$128,966,458	$(122,793,375)	$2,150	$717	$256,498	—	$9,504,460
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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